Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 959,558	[1]	$ 923,561	[1]	$ 1,027,021	$ 1,044,534
Interests in associates and joint ventures	29,546	[1]	29,254	[1]	29,446	29,609
Total external assets	3,041,476	[1]	2,949,286	[1]	2,970,481	2,953,792
Customer accounts	1,595,769	[1]	1,570,303	[1]	1,651,301	$ 1,710,574
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)	959,558		936,613		1,037,874
Interests in associates and joint ventures	29,546		28,384		28,090
Total external assets	3,041,476		2,995,590		3,010,510
Customer accounts	$ 1,595,769		1,592,396		1,671,151
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)			13,052		10,853
Interests in associates and joint ventures			(870)		(1,356)
Total external assets			46,304		40,029
Customer accounts			$ 22,093		$ 19,850

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.